Property, Plant and Equipment - Narrative (Details) € in Millions, premise in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) premise	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 6,879	€ 7,248
Property, plant and equipment	34,225	36,393	€ 33,910
Financing leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	254	476
Telefónica Spain
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 1,451	1,615
Number of premises covered by fiber optic roll out | premise	19
Percent of population coverage by LTE networks	97.00%
Telefónica United Kingdom
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 727	775
Percent of population coverage by LTE networks	99.00%
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 675	742
Percent of population coverage by LTE networks	82.00%
Telefónica Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 1,842	1,782
Telefónica Hispanoamérica
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 1,926	€ 2,164